Note 9 - Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2016
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the nine months ended September 30,
	2015	2016

Net loss attributable to common shareholders	(11,319,490)	(27,876,009)

Weighted average common shares – Outstanding	5,903,609	8,116,343
Basic and diluted loss per share	(1.92)	(3.43)